Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total provisions
Provisions, At 1 January	$ 2,155	$ 1,618	$ 1,724
Additions arising on business acquisitions	50
Charge for year	861	1,513	1,484
Cash paid	(476)	(765)	(1,282)
Reversals	(348)	(200)	(262)
Exchange and other movements	(52)	(11)	(46)
Provisions, At 31 December	2,190	2,155	1,618
Non-current provisions	921	1,127	896
Severance
Total provisions
Provisions, At 1 January	176	165	212
Charge for year	283	123	227
Cash paid	(101)	(87)	(223)
Reversals	(83)	(28)	(43)
Exchange and other movements		3	(8)
Provisions, At 31 December	275	176	165
Environmental
Total provisions
Provisions, At 1 January	112	131	90
Charge for year	26	21	61
Cash paid	(33)	(41)	(19)
Reversals		(3)
Exchange and other movements		4	(1)
Provisions, At 31 December	105	112	131
Employee benefits
Total provisions
Provisions, At 1 January	168	143	195
Charge for year	30	22	1
Cash paid	(7)	(14)	(41)
Reversals	(1)	(3)	(27)
Exchange and other movements	(24)	20	15
Provisions, At 31 December	166	168	143
Legal
Total provisions
Provisions, At 1 January	1,016	161	239
Charge for year	44	1,102	830
Cash paid	(189)	(219)	(814)
Reversals	(9)	(23)	(94)
Exchange and other movements	(3)	(5)
Provisions, At 31 December	859	1,016	161
Other provisions
Total provisions
Provisions, At 1 January	683	1,018	988
Additions arising on business acquisitions	50
Charge for year	478	245	365
Cash paid	(146)	(404)	(185)
Reversals	(255)	(143)	(98)
Exchange and other movements	(25)	(33)	(52)
Provisions, At 31 December	785	683	1,018
Third-party liabilities and other risks
Total provisions
Provisions, At 1 January	163	165
Provisions, At 31 December	145	163	165
Post Alexion Acquisition Group Review restructuring programme
Total provisions
Provisions, At 1 January	49	143
Charge for year	184	87	12
Provisions, At 31 December	80	49	143
Non-current provisions	$ 58	$ 8	95
Termination fees and onerous contracts with contract manufacturing organisations
Total provisions
Charge for year			$ 301